Statements of operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 1,187,523	$ 461,040
Operating expenses
Administration fees	327,473
Amortization		1,391
Consulting fees	283,851	86,116
Foreign exchange loss (gain)	1,110	11,753
Investor relations	22,424	6,520
Management fees	97,420
Office and miscellaneous	60,502	63,184
Professional fees	29,627	13,841
Travel	168,709	65,342
Total operating expenses	991,116	248,147
Income (loss) before other income (expense)	196,407	212,893
Other income (expense)
Loss on disposal of property and equipment		6,751
Total other income (expense)	$ 196,407	$ 206,142
Net income (loss) per share, basic and diluted	$ 0.01	$ 0.01
Weighted average number of shares outstanding	14,522,727	14,522,727